INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Federal statutory tax rate	35.00%	21.00%	21.00%
Valuation allowance		$ 12,704	$ 12,463	$ 12,300
Operating Loss Carryforwards		12,100
Liability related to uncertain tax positions, exclusive of interest		5,400
Liability related to uncertain tax positions, if recognized, would impact the effective tax rate		5,400
Accrued interest		200
Accrued penalty		$ 0